Derivative financial instruments - Disclosure of hedged items in cash flow hedges and hedges of net investments in foreign operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedged items [line items]
Balance in currency translation reserve for continuing hedges	£ 3,625	£ 3,671	£ 4,772
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	808	(4,407)
Balance in cash flow hedging reserve for continuing hedges	1,445	1,047
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	2,687	4,141
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	808	(4,407)
Hedge ineffectiveness recognised in the income statement	31	156
Cash flow hedges | Loans and advances | Financial assets at amortised cost | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	362	(1,172)
Balance in cash flow hedging reserve for continuing hedges	608	395
Balance in currency translation reserve for continuing hedges	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	1,273	2,069
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0
Hedging gains or losses recognised in other comprehensive income	362	(1,172)
Hedge ineffectiveness recognised in the income statement	18	34
Cash flow hedges | Loans and advances | Financial assets at amortised cost | Foreign exchange risk
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	300	(463)
Balance in cash flow hedging reserve for continuing hedges	106	30
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	300	(463)
Hedge ineffectiveness recognised in the income statement	5	6
Cash flow hedges | Cash and balances at central banks | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	443	(1,371)
Balance in cash flow hedging reserve for continuing hedges	674	470
Balance in currency translation reserve for continuing hedges	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	1,389	2,051
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0
Hedging gains or losses recognised in other comprehensive income	443	(1,371)
Hedge ineffectiveness recognised in the income statement	8	115
Cash flow hedges | Debt securities at amortised cost | Financial assets at amortised cost | Foreign exchange risk
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	(449)	(1,088)
Balance in cash flow hedging reserve for continuing hedges	142	333
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	(449)	(1,088)
Hedge ineffectiveness recognised in the income statement	0	1
Cash flow hedges | Debt securities at amortised cost | Financial assets at amortised cost | Inflation risk
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	118	(313)
Balance in cash flow hedging reserve for continuing hedges	(73)	(181)
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	25	21
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	118	(313)
Hedge ineffectiveness recognised in the income statement	0	0
Cash flow hedges | Subordinated liabilities | Foreign exchange risk
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	34
Balance in cash flow hedging reserve for continuing hedges	(12)
Balance in currency translation reserve for continuing hedges	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0
Hedging gains or losses recognised in other comprehensive income	34
Hedge ineffectiveness recognised in the income statement	0
Hedge of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	(100)	(826)
Balance in cash flow hedging reserve for continuing hedges	0	0
Balance in currency translation reserve for continuing hedges	1,411	1,573
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	23	23
Hedging gains or losses recognised in other comprehensive income	(100)	(826)
Hedge ineffectiveness recognised in the income statement	0	0
Hedge of net investment in foreign operations | USD foreign operations
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	160	(595)
Balance in cash flow hedging reserve for continuing hedges	0	0
Balance in currency translation reserve for continuing hedges	1,520	1,421
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	160	(595)
Hedge ineffectiveness recognised in the income statement	0	0
Hedge of net investment in foreign operations | EUR foreign operations
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	(242)	(113)
Balance in cash flow hedging reserve for continuing hedges	0	0
Balance in currency translation reserve for continuing hedges	(209)	33
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	(242)	(113)
Hedge ineffectiveness recognised in the income statement	0	0
Hedge of net investment in foreign operations | Other foreign operations
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	(18)	(118)
Balance in cash flow hedging reserve for continuing hedges	0	0
Balance in currency translation reserve for continuing hedges	100	119
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	23	23
Hedging gains or losses recognised in other comprehensive income	(18)	(118)
Hedge ineffectiveness recognised in the income statement	£ 0	£ 0